Unaudited Condensed Interim Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital	Reserves	Accumulated other comprehensive Income (loss)	Deficit	Total
Balance at Dec. 31, 2021	$ 54,655,244	$ 10,389,555	$ (38,739)	$ (62,519,412)	$ 2,486,648
Balance (in Shares) at Dec. 31, 2021	5,276,695
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	138,958
Shares issued on capital raise	$ 10,936,974				10,936,974
Shares issued on capital raise (in Shares)	7,215,652
Share issuance costs on capital raise	$ (1,051,647)	307,189			(744,458)
Pre-funded warrants exercised	$ 2,575,200				2,575,200
Pre-funded warrants exercised (in Shares)	1,480,000
Share based payments		812,735			812,735
Translation adjustment			24,468		24,468
Net loss				(3,878,909)	(3,878,909)
Balance at Mar. 31, 2022	$ 67,305,866	11,509,479	(14,271)	(66,398,321)	12,402,753
Balance (in Shares) at Mar. 31, 2022	14,111,305
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance (in Shares) at Dec. 31, 2022	44,868,560
Issue of common shares for warrants	$ 6,313,824				6,313,824
Issue of common shares for warrants (in Shares)	18,042,857
Warrants reclassified from warrant liability		3,975,046			3,975,046
Share based payments		310,828			310,828
Translation adjustment
Net loss				(7,583,252)	(7,583,252)
Balance at Mar. 31, 2023	$ 79,626,690	$ 17,933,273	$ 98,870	$ (85,401,915)	$ 12,256,918
Balance (in Shares) at Mar. 31, 2023	62,911,417